Fair Value Measurement - Summary of Activities Related to Fair Value of the Guarantee Derivatives (Details) - Guarantee Derivative Assets or Liabilities - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Fair value of guarantee derivative liabilities/(assets) at beginning of the year (Level 3)	¥ 252,613	¥ (280,998)	¥ 52,434
Cash collection	3,107,316	1,107,646	1,108,398
Net cash payout	(2,344,922)	(1,281,477)	1,151,504
Change in fair value	458,846	707,442	212,256
Transfers of financial guarantee contracts			(502,582)
Fair value of guarantee derivative liabilities/(assets) at end of the year (Level 3)	¥ 1,473,853	¥ 252,613	¥ (280,998)